NONCONTROLLING INTEREST	12 Months Ended
Dec. 31, 2012
Noncontrolling Interest [Abstract]
Noncontrolling Interest Disclosure [Text Block]
NONCONTROLLING INTEREST IN SUBSIDIARY

In 2007, we contributed $0.8 million for a 50% interest in WWWV, LLC (the "LLC"), a limited liability company for which we served as the managing member. The LLC's only asset was an aircraft and was formed for the purpose of owning and operating the aircraft. We consolidated the entity based on a controlling financial interest. In 2011, we divested the asset and dissolved the entity with no material impact on our financial statements.